Apr. 10, 2017
AIG Strategic Value Fund
AIG Strategic Value Fund

SUNAMERICA SERIES, INC.

AIG Strategic Value Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Funds’ Prospectus (“Prospectus”)

and Statement of Additional Information (“SAI”), as supplemented and amended to date

Effective immediately, the following changes are made to the Prospectus and SAI.

The first paragraph under the subsection entitled “Fees and Expenses of the Fund” in each Fund’s “Fund Highlights” section of the Prospectus is amended to add a cross-reference to the “Financial Intermediary-Specific Sales Charge Waiver Policies” section of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.